Summary of Significant Accounting Policies (Sound Concepts Inc.) (Tables) - Sound Concepts, Inc. [Member]	12 Months Ended
Dec. 31, 2018
Summary of Significant Customers and Vendors

The details of these significant customers and vendors are presented in the following table for the years ended December 31, 2018, 2017 and 2016:

	Year Ended	Year Ended	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016
Unaudited
Sound Concept’s largest customers are presented below as a percentage of Sound Concept’s aggregate:

Revenue	11% of revenue from one customer	17%, 17% and 11% of revenue, or 45% of revenue in the aggregate	38% and 12% of revenue, or 50% of revenue in the aggregate

Accounts receivable	10% and 17% of accounts receivable, or 27% of accounts receivable in the aggregate	24%, 13% and 13% of accounts receivable, or 50% of accounts receivable in the aggregate	38% and 10% of accounts receivable, or 48% of accounts receivable in the aggregate

Sound Concept’s largest vendors are presented below as a percentage of Sound Concept’s aggregate:

Purchase	12% of purchase from one vendor	None over 10%	15% of purchase from one vendor

Accounts payable	16% and 10% of accounts payable, or 26% of accounts payable in the aggregate	14% of accounts payable to one vendor	21%, 16% and 11% of accounts payable, or 48% of accounts payable in the aggregate

Schedule of Property and Equipment Estimated Useful Lives

The Company amortizes leasehold improvements over the estimated life of these assets or the term of the lease, whichever is shorter:

Computers	3 years
Furniture and fixture	5 years
Machinery and equipment	5 years
Software	3 years
Vehicles	5 years
Leasehold Improvements	5 years